Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000158523 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class N
Trading Symbol	MBGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class N/MBGVX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 113,301,301
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 91,586
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$113,301,301
Total number of portfolio holdings	133
Net advisory fees paid	$91,586
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%

C000027427 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class I
Trading Symbol	MBDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class I/MBDFX)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 113,301,301
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 91,586
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$113,301,301
Total number of portfolio holdings	133
Net advisory fees paid	$91,586
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%

C000158522 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class Z
Trading Symbol	MBDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class Z/MBDLX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 113,301,301
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 91,586
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$113,301,301
Total number of portfolio holdings	133
Net advisory fees paid	$91,586
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.7%
FHLMC, 3.500%, 10/01/45	2.4%
FHLMC, 5.500%, 06/01/53	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	21.9%

C000105228 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class I
Trading Symbol	MIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class I/MIMFX)	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 40,794,062
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 71,424
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$40,794,062
Total number of portfolio holdings	38
Net advisory fees paid	$71,424
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	18.7%
Alibaba Group Holding, Ltd. (China)	12.2%
BYD Co., Ltd., Class A (China)	4.4%
NetEase, Inc. (China)	4.1%
NARI Technology Co., Ltd., Class A (China)	3.9%
PDD Holdings, Inc., ADR (China)	3.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Xiaomi Corp., Class B (China)	3.0%
Meituan, Class B (China)	3.0%
Zijin Mining Group Co., Ltd., Class H (China)	2.5%
Top Ten as a Group	59.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	18.7%
Alibaba Group Holding, Ltd. (China)	12.2%
BYD Co., Ltd., Class A (China)	4.4%
NetEase, Inc. (China)	4.1%
NARI Technology Co., Ltd., Class A (China)	3.9%
PDD Holdings, Inc., ADR (China)	3.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Xiaomi Corp., Class B (China)	3.0%
Meituan, Class B (China)	3.0%
Zijin Mining Group Co., Ltd., Class H (China)	2.5%
Top Ten as a Group	59.0%

C000027424 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class N
Trading Symbol	MMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class N/MMCFX)	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 40,794,062
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 71,424
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$40,794,062
Total number of portfolio holdings	38
Net advisory fees paid	$71,424
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	18.7%
Alibaba Group Holding, Ltd. (China)	12.2%
BYD Co., Ltd., Class A (China)	4.4%
NetEase, Inc. (China)	4.1%
NARI Technology Co., Ltd., Class A (China)	3.9%
PDD Holdings, Inc., ADR (China)	3.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Xiaomi Corp., Class B (China)	3.0%
Meituan, Class B (China)	3.0%
Zijin Mining Group Co., Ltd., Class H (China)	2.5%
Top Ten as a Group	59.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	18.7%
Alibaba Group Holding, Ltd. (China)	12.2%
BYD Co., Ltd., Class A (China)	4.4%
NetEase, Inc. (China)	4.1%
NARI Technology Co., Ltd., Class A (China)	3.9%
PDD Holdings, Inc., ADR (China)	3.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Xiaomi Corp., Class B (China)	3.0%
Meituan, Class B (China)	3.0%
Zijin Mining Group Co., Ltd., Class H (China)	2.5%
Top Ten as a Group	59.0%

C000027423 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class I
Trading Symbol	MSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class I/MSSCX)	$45	0.99%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Net Assets	$ 83,232,115
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 240,854
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$83,232,115
Total number of portfolio holdings	125
Net advisory fees paid	$240,854
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%

C000081949 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class N
Trading Symbol	MSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class N/MSSVX)	$59	1.30%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.30%
Net Assets	$ 83,232,115
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 240,854
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$83,232,115
Total number of portfolio holdings	125
Net advisory fees paid	$240,854
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%

C000081950 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	MSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class Z/MSSYX)	$41	0.90%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.90%
Net Assets	$ 83,232,115
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 240,854
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$83,232,115
Total number of portfolio holdings	125
Net advisory fees paid	$240,854
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Life Time Group Holdings, Inc.	2.9%
United Therapeutics Corp.	2.9%
Caesars Entertainment, Inc.	2.7%
FTAI Aviation, Ltd.	2.7%
Dolby Laboratories, Inc., Class A	2.5%
Pagaya Technologies, Ltd., Class A	2.4%
The Carlyle Group, Inc.	2.3%
MongoDB, Inc.	2.2%
Mattel, Inc.	2.2%
Tempus AI, Inc.	2.2%
Top Ten as a Group	25.0%

C000027413 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class N
Trading Symbol	MFQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class N/MFQAX)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 30,756,161
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 57,840
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$30,756,161
Total number of portfolio holdings	31
Net advisory fees paid	$57,840
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	6.7%
Unilever PLC (United Kingdom)	5.6%
Vinci, S.A. (France)	5.2%
Amazon.com, Inc. (United States)	5.1%
Airbus SE (France)	5.0%
Safran, S.A. (France)	4.6%
Diageo PLC (United Kingdom)	4.5%
Alphabet, Inc., Class A (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.1%
Amadeus IT Group, S.A. (Spain)	4.0%
Top Ten as a Group	49.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp. (United States)	6.7%
Unilever PLC (United Kingdom)	5.6%
Vinci, S.A. (France)	5.2%
Amazon.com, Inc. (United States)	5.1%
Airbus SE (France)	5.0%
Safran, S.A. (France)	4.6%
Diageo PLC (United Kingdom)	4.5%
Alphabet, Inc., Class A (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.1%
Amadeus IT Group, S.A. (Spain)	4.0%
Top Ten as a Group	49.0%

C000027415 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class I
Trading Symbol	MFQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class I/MFQTX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 30,756,161
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 57,840
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$30,756,161
Total number of portfolio holdings	31
Net advisory fees paid	$57,840
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	6.7%
Unilever PLC (United Kingdom)	5.6%
Vinci, S.A. (France)	5.2%
Amazon.com, Inc. (United States)	5.1%
Airbus SE (France)	5.0%
Safran, S.A. (France)	4.6%
Diageo PLC (United Kingdom)	4.5%
Alphabet, Inc., Class A (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.1%
Amadeus IT Group, S.A. (Spain)	4.0%
Top Ten as a Group	49.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp. (United States)	6.7%
Unilever PLC (United Kingdom)	5.6%
Vinci, S.A. (France)	5.2%
Amazon.com, Inc. (United States)	5.1%
Airbus SE (France)	5.0%
Safran, S.A. (France)	4.6%
Diageo PLC (United Kingdom)	4.5%
Alphabet, Inc., Class A (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.1%
Amadeus IT Group, S.A. (Spain)	4.0%
Top Ten as a Group	49.0%

C000027422 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class I
Trading Symbol	MEQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class I/MEQFX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 51,350,792
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 50,046
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$51,350,792
Total number of portfolio holdings	28
Net advisory fees paid	$50,046
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CRH PLC	7.1%
Willis Towers Watson PLC (United Kingdom)	5.4%
Labcorp Holdings, Inc.	5.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.0%
KKR & Co., Inc.	4.8%
Carlisle Cos., Inc.	4.8%
GE HealthCare Technologies, Inc.	4.7%
Becton Dickinson & Co.	4.5%
Casey's General Stores, Inc.	4.0%
AerCap Holdings, N.V. (Ireland)	3.8%
Top Ten as a Group	49.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CRH PLC	7.1%
Willis Towers Watson PLC (United Kingdom)	5.4%
Labcorp Holdings, Inc.	5.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.0%
KKR & Co., Inc.	4.8%
Carlisle Cos., Inc.	4.8%
GE HealthCare Technologies, Inc.	4.7%
Becton Dickinson & Co.	4.5%
Casey's General Stores, Inc.	4.0%
AerCap Holdings, N.V. (Ireland)	3.8%
Top Ten as a Group	49.1%

C000027420 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class N
Trading Symbol	FQUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class N/FQUAX)	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 51,350,792
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 50,046
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$51,350,792
Total number of portfolio holdings	28
Net advisory fees paid	$50,046
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CRH PLC	7.1%
Willis Towers Watson PLC (United Kingdom)	5.4%
Labcorp Holdings, Inc.	5.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.0%
KKR & Co., Inc.	4.8%
Carlisle Cos., Inc.	4.8%
GE HealthCare Technologies, Inc.	4.7%
Becton Dickinson & Co.	4.5%
Casey's General Stores, Inc.	4.0%
AerCap Holdings, N.V. (Ireland)	3.8%
Top Ten as a Group	49.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CRH PLC	7.1%
Willis Towers Watson PLC (United Kingdom)	5.4%
Labcorp Holdings, Inc.	5.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.0%
KKR & Co., Inc.	4.8%
Carlisle Cos., Inc.	4.8%
GE HealthCare Technologies, Inc.	4.7%
Becton Dickinson & Co.	4.5%
Casey's General Stores, Inc.	4.0%
AerCap Holdings, N.V. (Ireland)	3.8%
Top Ten as a Group	49.1%